ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Accounts Receivable [Line Items]
Loan receivable remaining unpaid	$ 2.8	$ 2.9
Loans receivable	2.6	2.6
Current portion of loan receivable	2.3	1.4
Non-current portion of loan receivable	$ 0.3	$ 1.2